1
The Gabelli Multimedia Trust Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 94 .2%
DISTRIBUTION COMPANIES — 55 .2%
Broadcasting — 5 .9%
10,000 Asahi Broadcasting Group Holdings Corp. $ 52,541
5,200 Beasley Broadcast Group Inc. , Cl. A † .... 28,080
6,000 Chubu-Nippon Broadcasting Co. Ltd. ... 33,553
19,000 Cogeco Inc. ..................... 825,559
70,000 Corus Entertainment Inc. , Cl. B † ....... 4,830
20,400 Fox Corp. , Cl. A ................... 1,286,424
34,500 Fox Corp. , Cl. B ................... 1,976,505
1,300 GCI Liberty Inc. , Cl. A † ............. 48,821
18,400 GCI Liberty Inc. , Cl. C † ............. 685,768
81,000 Grupo Radio Centro SAB de CV , Cl. A † .. 17,692
14,000 Informa plc ..................... 172,771
200,000 ITV plc ......................... 215,050
6,800 Liberty Broadband Corp. , Cl. A † ....... 430,644
35,500 Liberty Broadband Corp. , Cl. C † ....... 2,255,670
68,566 Media Prima Berhad ............... 6,069
6,000 Nexstar Media Group Inc. ........... 1,186,440
7,000 Nippon Television Holdings Inc. ....... 186,780
4,000 NRJ Group ...................... 36,067
3,000 RTL Group SA ................... 123,099
75,000 Sinclair Inc. ..................... 1,132,500
33,000 TBS Holdings Inc. ................. 1,253,636
35,000 TEGNA Inc. ..................... 711,550
15,000 Television Broadcasts Ltd. † .......... 6,650
21,000 Television Francaise 1 SA ............ 213,389
240,000 TV Azteca SAB de CV † (a) ............ 6,553
12,896,641
Business Services — 1 .0%
6,000 Carlisle Support Services Group Ltd. † (a) . 646
5,500 Heather Venture Holdings Ltd. † (a) ..... 0
45,238 NIQ Global Intelligence plc † .......... 710,237
3,250 S&P Global Inc. .................. 1,581,807
5,500 Tapir Holdings Ltd. † (a) ............. 0
2,292,690
Cable — 4 .0%
15,000 AMC Networks Inc. , Cl. A † ........... 123,600
1,600 Charter Communications Inc. , Cl. A † .... 440,168
30,200 Cogeco Communications Inc. ......... 1,387,937
111,000 Comcast Corp. , Cl. A ............... 3,487,620
19,400 MultiChoice Group † ............... 140,675
90,000 Rogers Communications Inc. , Cl. B ..... 3,102,300
35,000 WideOpenWest Inc. † ............... 180,600
8,862,900
Computer Software and Services — 0 .2%
500 Duolingo Inc. † ................... 160,920
2,500 Tencent Holdings Ltd. .............. 212,993
373,913
Shares
Market
Value
Consumer Services — 0 .4%
4,000 Angi Inc. † ...................... $ 65,040
59,000 Bollore SE ...................... 333,599
150 Cie de L'Odet SE .................. 240,211
9,000 IAC Inc. † ....................... 306,630
945,480
Diversified Industrial — 0 .8%
5,000 AAON Inc. ...................... 467,200
27,800 Bouygues SA .................... 1,250,711
8,000 Malaysian Resources Corp. Berhad ..... 998
1,718,909
Entertainment — 21 .3%
60,000 Atlanta Braves Holdings Inc. , Cl. A † .... 2,728,200
122,000 Atlanta Braves Holdings Inc. , Cl. C † .... 5,073,980
1,125,000 Grupo Televisa SAB , ADR ............ 3,026,250
575,000 Havas NV ....................... 1,056,836
9,500 Liberty Media Corp.-Liberty Formula One ,
Cl. A † ........................ 904,590
30,000 Liberty Media Corp.-Liberty Formula One ,
Cl. C † ........................ 3,133,500
5,092 Liberty Media Corp.-Liberty Live , Cl. A † .. 480,176
24,763 Liberty Media Corp.-Liberty Live , Cl. C † .. 2,401,268
33,400 Lionsgate Studios Corp. † ............ 230,460
4,000 M6 Metropole Television SA .......... 59,923
40,000 Madison Square Garden Entertainment
Corp. † ....................... 1,809,600
27,200 Madison Square Garden Sports Corp. † .. 6,174,400
11,100 Naspers Ltd. , Cl. N ................ 4,020,090
4,600 Netflix Inc. † ..................... 5,515,032
9,000 Reading International Inc. , Cl. A † ...... 13,230
7,700 Reading International Inc. , Cl. B † ...... 86,009
2,200 Roku Inc. † ...................... 220,286
31,000 Sphere Entertainment Co. † .......... 1,925,720
50,000 Sportradar Group AG , Cl. A † ......... 1,345,000
33,000 Starz Entertainment Corp. † .......... 486,090
12,000 Take-Two Interactive Software Inc. † .... 3,100,320
14,000 TKO Group Holdings Inc. ............ 2,827,440
46,618,400
Equipment — 2 .7%
13,000 Amphenol Corp. , Cl. A .............. 1,608,750
43,500 Corning Inc. ..................... 3,568,305
5,000 QUALCOMM Inc. ................. 831,800
6,008,855
Financial Services — 0 .4%
4,200 Jardine Matheson Holdings Ltd. ....... 264,600
17,500 Kinnevik AB , Cl. A † ................ 156,516
95,000 Orascom Financial Holding SAE † ...... 1,286
98,200 Sony Financial Group Inc. , ADR † ...... 544,028

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
DISTRIBUTION COMPANIES (Continued)
Financial Services (Continued)
32,750 Waterloo Investment Holdings Ltd. † (a) .. $ 16,375
982,805
Food and Beverage — 0 .2%
2,400 Pernod Ricard SA ................. 235,392
2,500 Remy Cointreau SA ................ 134,957
370,349
Information Technology — 0 .9%
1,800 Broadcom Inc. ................... 593,838
19,100 Prosus NV ...................... 1,344,116
1,937,954
Retail — 1 .1%
10,400 Amazon.com Inc. † ................ 2,283,528
1,000 Best Buy Co. Inc. ................. 75,620
250 Meituan , Cl. B † ................... 3,357
2,362,505
Satellite — 1 .7%
44,000 EchoStar Corp. , Cl. A † .............. 3,359,840
8,000 Iridium Communications Inc. ......... 139,680
1,000,000 PT Indosat Tbk ................... 105,010
3,000 SKY Perfect JSAT Holdings Inc. ....... 28,299
3,632,829
Telecommunications — 2 .0%
34,000 Eurotelesites AG † ................. 196,395
42,000 GCI Liberty Inc., Escrow † (a) ......... 0
47,000 Liberty Global Ltd. , Cl. A † ........... 538,620
103,000 Liberty Global Ltd. , Cl. C † ........... 1,210,250
34,000 Sunrise Communications AG , Cl. A ..... 2,008,266
11,800 Viasat Inc. † ..................... 345,740
4,299,271
Telecommunications: Long Distance — 1 .7%
14,400 BCE Inc. ........................ 336,486
120,500 Telesat Corp. † ................... 3,193,250
2,400 Telstra Group Ltd. , ADR ............. 38,496
3,800 TIM SA , ADR .................... 84,816
3,653,048
Telecommunications: National — 5 .4%
12,000 Deutsche Telekom AG .............. 408,710
51,700 Deutsche Telekom AG , ADR .......... 1,765,555
11,500 Elisa Oyj ....................... 602,980
1,500 Freenet AG ...................... 47,937
3,605 Hellenic Telecommunications Organization
SA .......................... 68,227
5,000 Itissalat Al-Maghrib ................ 66,334
50,000 Koninklijke KPN NV ................ 239,917
115,000 Liberty Latin America Ltd. , Cl. A † ...... 953,350
Shares
Market
Value
1,000 Magyar Telekom Telecommunications plc ,
ADR ......................... $ 27,035
190,000 Megacable Holdings SAB de CV ....... 617,512
500,000 NTT Inc. ........................ 523,042
9,000 Orange SA , ADR .................. 146,070
22,000 PLDT Inc. , ADR .................. 411,400
30,800 Shenandoah Telecommunications Co. ... 413,336
72,289 Sitios Latinoamerica SAB de CV † ...... 16,105
18,200 Swisscom AG , ADR ................ 1,328,873
10,000 Telecom Argentina SA , ADR .......... 72,700
40,000 Telecom Italia SpA † ................ 20,912
20,000 Telefonica Brasil SA , ADR ........... 255,000
195,000 Telefonica SA , ADR ................ 990,600
136,000 Telekom Austria AG ................ 1,453,004
15,172 Telia Co. AB ..................... 57,839
6,000 Telkom Indonesia Persero Tbk PT , ADR .. 112,920
10,500 VEON Ltd. , ADR † ................. 571,515
800 Verizon Communications Inc. ......... 35,160
50,000 Vodafone Group plc , ADR ........... 580,000
11,786,033
Telecommunications: Regional — 1 .7%
50,500 Orange Belgium SA † ............... 1,126,501
36,000 Telephone and Data Systems Inc. ...... 1,412,640
78,000 TELUS Corp. .................... 1,230,060
3,769,201
Wireless Communications — 3 .8%
1,000 Altice USA Inc. , Cl. A † .............. 2,410
52,500 America Movil SAB de CV , ADR ....... 1,102,500
37,000 Anterix Inc. † ..................... 794,390
32,500 Array Digital Infrastructure Inc. ........ 1,625,325
389,058 Jasmine International PCL † (a) ........ 17,169
16,500 Millicom International Cellular SA ...... 800,910
55,000 Operadora De Sites Mexicanos SAB de CV 51,686
19,000 Orascom Investment Holding , GDR † (a) .. 266
19,000 SK Telecom Co. Ltd. , ADR ........... 410,400
13,700 T-Mobile US Inc. .................. 3,279,506
30,000 Turkcell Iletisim Hizmetleri A/S , ADR .... 180,600
8,265,162
TOTAL DISTRIBUTION COMPANIES .... 120,776,945
COPYRIGHT/CREATIVITY COMPANIES — 37 .0%
Broadcasting — 0 .5%
128,000 Entravision Communications Corp. , Cl. A . 298,240
33,449 Sirius XM Holdings Inc. ............. 778,526
1,076,766
Business Services — 0.0%
1,000 Light & Wonder Inc. † .............. 83,940
Business Services: Advertising — 1 .8%
200,000 Clear Channel Outdoor Holdings Inc. † ... 316,000

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COPYRIGHT/CREATIVITY COMPANIES (Continued)
Business Services: Advertising (Continued)
20,000 JCDecaux SE .................... $ 358,555
21,400 Lamar Advertising Co. , Cl. A, REIT ..... 2,619,788
10,820 Magnite Inc. † .................... 235,659
1,500 Publicis Groupe SA ................ 143,845
4,000 Ströeer SE & Co. KGaA ............. 177,986
3,851,833
Computer Hardware — 1 .3%
10,900 Apple Inc. ...................... 2,775,467
Computer Software and Services — 8 .1%
35,200 Alphabet Inc. , Cl. A ................ 8,557,120
20,000 eBay Inc. ....................... 1,819,000
4,250 Meta Platforms Inc. , Cl. A ........... 3,121,115
6,400 Microsoft Corp. .................. 3,314,880
2,500 NVIDIA Corp. .................... 466,450
300 Red Violet Inc. ................... 15,675
3,500 ServiceTitan Inc. , Cl. A † ............. 352,905
17,647,145
Consumer Products — 2 .3%
17,000 Johnson Outdoors Inc. , Cl. A ......... 686,630
11,000 Nintendo Co. Ltd. ................. 952,463
160,000 Nintendo Co. Ltd. , ADR ............. 3,414,400
5,053,493
Electronics — 6 .7%
2,000 IMAX Corp. † .................... 65,500
12,000 Intel Corp. ...................... 402,600
3,790 Koninklijke Philips NV .............. 103,315
488,000 Sony Group Corp. , ADR ............. 14,049,520
14,620,935
Entertainment — 9 .9%
345,000 Canal+ SA ...................... 1,136,777
14,000 Capcom Co. Ltd. .................. 380,850
79,200 GMM Grammy Public Co. Ltd. † ....... 10,998
3,000 Live Nation Entertainment Inc. † ....... 490,200
52,000 Manchester United plc , Cl. A † ......... 787,280
310,000 Ollamani SAB † ................... 929,314
16,000 Reservoir Media Inc. † .............. 130,240
3,200 Spotify Technology SA † ............. 2,233,600
21,000 Square Enix Holdings Co. Ltd. ........ 451,851
17,176 STV Group plc ................... 26,103
92,000 Tencent Music Entertainment Group , ADR 2,147,280
22,000 The Marcus Corp. ................. 341,220
19,000 The Walt Disney Co. ............... 2,175,500
36,000 Ubisoft Entertainment SA † ........... 411,415
20,000 Universal Entertainment Corp. † ....... 131,995
49,000 Universal Music Group NV ........... 1,412,899
575,000 Vivendi SE ...................... 2,023,886
Shares
Market
Value
294,000 Warner Bros Discovery Inc. † ......... $ 5,741,820
23,000 Warner Music Group Corp. , Cl. A ...... 783,380
21,746,608
Hotels and Gaming — 4 .1%
10,000 Boyd Gaming Corp. ................ 864,500
72,000 Brightstar Lottery plc ............... 1,242,000
22,500 Caesars Entertainment Inc. † .......... 608,062
1,000 Churchill Downs Inc. ............... 97,010
26,000 Entain plc ....................... 305,545
1,000 Flutter Entertainment plc † ........... 260,104
30,000 Full House Resorts Inc. † ............ 96,300
22,000 Golden Entertainment Inc. ........... 518,760
4,200 Greek Organization of Football Prognostics
SA .......................... 97,979
100,000 Mandarin Oriental International Ltd. .... 235,000
25,000 Melco Resorts & Entertainment Ltd. , ADR † 229,250
8,000 MGM China Holdings Ltd. ........... 17,096
18,300 MGM Resorts International † ......... 634,278
4,000 Penn Entertainment Inc. † ............ 77,040
23,000 Ryman Hospitality Properties Inc. , REIT . 2,060,570
13,500 Wynn Resorts Ltd. ................ 1,731,645
9,075,139
Publishing — 2 .3%
17,000 Arnoldo Mondadori Editore SpA ....... 42,812
974,000 Bangkok Post plc † ................ 3,006
2,400 Graham Holdings Co. , Cl. B .......... 2,825,544
48,200 Lee Enterprises Inc. † ............... 262,208
312,000 Louis Hachette Group .............. 565,206
1,000,000 Nation Group Thailand Public Co. Ltd. † (a) 926
28,000 News Corp. , Cl. A ................. 859,880
11,000 News Corp. , Cl. B ................. 380,050
6,779 Novus Holdings Ltd. ............... 2,473
28,000 The E.W. Scripps Co. , Cl. A † .......... 68,880
1,000 Wolters Kluwer NV ................ 136,366
5,147,351
TOTAL COPYRIGHT/CREATIVITY
COMPANIES ..................... 81,078,677
REAL ESTATE — 2 .0%
Real Estate Investment Trusts — 2 .0%
15,200 American Tower Corp. , REIT .......... 2,923,264
500 Equinix Inc. , REIT ................. 391,620
15,000 Midway Investments † (a) ............ 202
58,500 Outfront Media Inc. , REIT ........... 1,071,720
4,386,806
TOTAL COMMON STOCKS ........... 206,242,428

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
CLOSED-END FUNDS — 0.0%
8,000 Altaba Inc., Escrow † ............... $ 10,800
PREFERRED STOCKS — 0 .1%
DISTRIBUTION COMPANIES — 0 .1%
Broadcasting — 0 .1%
6,000 Liberty Broadband Corp. , Ser. A , 7.000% . 149,160
WARRANTS — 0.0%
DISTRIBUTION COMPANIES — 0.0%
Real Estate — 0.0%
600 Malaysian Resources Corp. Berhad , expire
10/29/27 † ..................... 7
Wireless Communications — 0.0%
194,529 Jasmine International PCL , expire
10/10/31 † ..................... 2,341
TOTAL DISTRIBUTION COMPANIES .... 2,348
TOTAL WARRANTS ................ 2,348
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 5 .7%
$ 12,659,000 U.S. Treasury Bills,
3.786 % to 4.289% †† , 10/23/25 to
03/19/26 ...................... 12,577,790
TOTAL INVESTMENTS — 100 .0% .....
(Cost $ 161,092,206 ) ............. $ 218,982,526
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 69 .0% $ 151,063,206
Europe .............................. 14 .0 30,681,255
Japan ............................... 10 .1 22,002,958
Latin America ....................... 3 .1 6,785,113
Asia/Pacific ......................... 1 .9 4,218,870
South Africa ......................... 1 .9 4,163,238
Africa/Middle East ................... 0.0 * 67,886
Total Investments ................... 100.0% $ 218,982,526
* Amount represents less than 0.05%.